BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014 Platform Common	Dec. 31, 2013 Platform Common	Dec. 31, 2012 Platform Common	Sep. 30, 2014 Fantex Series Vernon Davis Convertible Tracking Stock	Sep. 30, 2014 Fantex Series EJ Manuel Convertible Tracking Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000	421,100	523,700
Common stock, shares issued	1,500,000,000	1,500,000,000	1,500,000,000	421,100	523,700
Common stock, shares outstanding	100,000,000	100,000,000	100,000,000	421,100	523,700